Investments Accounted for Using the Equity Method - Summary of unrecognized share of losses of associates accounted for using the equity method (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Unrecognized Share Of Losses Of Associates Accounted For Using Equity Method [Line Items]
Unrecognized share of losses of associates for the period			¥ 333
Accumulated unrecognized share of losses of associates	¥ 538	¥ 638	¥ 975